Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Amounts due from related parties	$ 961	$ 1,005,633
Allowance for credit loss	(521,007)
Aeneas Management Limited [Member]
Current
Amounts due from related parties	961
Libra Sciences Limited [Member]
Current
Amounts due from related parties	521,007	378,036
Libra Therapeutics Limited one [Member]
Current
Amounts due from related parties		17,459
Talem Medical Group Limited [Member]
Current
Amounts due from related parties		$ 610,138